UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

500 Damonte Ranch, Parkway Building 700, Unit 700 Reno, Nevada 89521

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

Registrant’s telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Anydrus Advantage ETF

NDOW︳Cboe BZX Exchange, Inc.

Annual Shareholder Report — March 31, 2025

Fund Overview

This annual shareholder report contains important information about Anydrus Advantage ETF (the "Fund") for the period of May 13, 2024 to March 31, 2025. You can find additional information about the Fund at https://anydrusfunds.com. You can also request this information by contacting us at 1-877-694-3532.

What were the Fund's costs since inception?*

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anydrus Advantage ETF	$164	1.85%

* Expenses for a full reporting period would be higher.

How did the Fund perform since inception?

Since inception, the Fund’s total return was -0.25%. The primary benchmark, the Bloomberg Aggregate Bond Index returned 6.03% and the secondary index, the S&P Target Risk Moderate Index, returned 3.29%.

The Fund employs a quantitative and qualitative strategy to invest across various asset classes for the long term. It seeks to generate alpha and strong risk-adjusted returns by strategically adjusting asset class weights based on expected performance and through individual security selection.

The performance gap between the Fund and the cited benchmarks were driven primarily by the following:.

     ○ During this period, the Fund was underweight in U.S. technology.

     ○ During the period, U.S. interest rates declined, increasing bond returns.

The Fund did not use derivatives during the year.

Fund performance based on $10,000 initial investment

	Fund @ NAV	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Moderate Index
May 24	$10,000	$10,000	$10,000
Jun 24	$10,000	$10,116	$10,108
Sep 24	$10,264	$10,642	$10,618
Dec 24	$9,921	$10,316	$10,261
Mar 25	$10,038	$10,603	$10,329

Average Annual Total Returns

Since Fund Inception (5/13/2024)
Anydrus Advantage ETF	-0.25%
Bloomberg U.S. Aggregate Bond Index	6.03%
S&P Target Risk Moderate Index	3.29%

Past performance is not a good predictor of future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Statistics

Net Assets	$36,904,898
Number of Portfolio Holdings	124
Net Investment Advisory Fees	$383,412
Portfolio Turnover Rate	243%

What did the Fund invest in?

(as of 3/31/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	29.1
Exchange-Traded Funds	70.9
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Anydrus Advantage ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://anydrusfunds.com, or upon request, by calling 1-877-694-3532.

Annual Shareholder Report — March 31, 2025

NDOW-03/25-AR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Fred Stoleru is an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. Fees for audit services provided to the Registrant was $14,500 for the fiscal year ended March 31, 2025.

(b)	Audit-Related Fees. The aggregate fees billed in the fiscal year for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item was $0 for the fiscal year ended March 31, 2025.

(c) Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, was $3,500 for the fiscal year ended March 31, 2025.

(d) All Other Fees. Fees for other services totaled $0 for the fiscal year ended March 31, 2025.

(e) (1) The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

     (2) No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f) All of the work in connection with the audit of the Registrant during the years ended March 31, 2025 was performed by full-time employees of the Registrant’s principal accountant.

(g) The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 for the year ended March 31, 2025.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements and Other Information

Anydrus Advantage ETF (NDOW)

March 31, 2025

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 1

Portfolio of InvestmentsMarch 31, 2025

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 28.5%
Communication Services — 2.4%
1,090	Alphabet, Inc., Class A	168,558
636	Baidu, Inc., ADR(a)	58,531
194	Charter Communications, Inc., Class A(a)	71,495
1,667	JOYY, Inc., ADR(a)	69,981
390	Meta Platforms, Inc., Class A	224,780
40	Netflix, Inc.(a)	37,301
623	Nexstar Media Group, Inc.	111,654
2,209	Pinterest, Inc., Class A(a)	68,479
2,556	Tencent Music Entertainment Group, ADR	36,832
9,413	Yalla Group, Ltd., ADR(a)	49,136
		896,747
Consumer Discretionary — 2.8%
2,088	Afya, Ltd., Class A	37,438
567	Alibaba Group Holding, Ltd.	74,974
1,310	Amazon.com, Inc.(a)	249,241
2,276	Chewy, Inc., Class A(a)	73,993
300	Home Depot, Inc. (The)	109,947
862	Kontoor Brands, Inc.	55,280
2,077	Las Vegas Sands Corp.	80,235
2,684	MINISO Group Holding, Ltd., ADR	49,627
1,415	PulteGroup, Inc.	145,462
1,224	TJX Cos., Inc. (The)	149,083
		1,025,280
Consumer Staples — 2.4%
728	Clorox Co. (The)	107,198
1,626	Colgate-Palmolive Co.	152,356
3,861	Flowers Foods, Inc.	73,398
552	Ingredion, Inc.	74,636
1,050	Kimberly-Clark Corp.	149,331
2,256	Kraft Heinz Co. (The)	68,650
407	Sprouts Farmers Market, Inc.(a)	62,124
1,548	Unilever PLC, ADR	92,183
1,271	Walmart, Inc.	111,582
		891,458

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 2

Portfolio of Investments (continued)March 31, 2025

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 28.5% (continued)
Energy — 1.8%
356	Cheniere Energy, Inc.	82,378
368	Chevron Corp.	61,563
1,967	Devon Energy Corp.	73,566
679	Expand Energy Corp.	75,586
2,952	Halliburton Co.	74,893
3,816	Liberty Energy, Inc.	60,407
360	Marathon Petroleum Corp.	52,448
1,521	Occidental Petroleum Corp.	75,077
4,294	Petroleo Brasileiro SA, ADR	61,576
398	Valero Energy Corp.	52,564
		670,058
Financials — 4.3%
499	Allstate Corp. (The)	103,328
599	American Express Co.	161,161
278	Berkshire Hathaway, Inc., Class B(a)	148,056
1,387	Equitable Holdings, Inc.	72,249
12,444	FinVolution Group, ADR	119,836
660	Intercontinental Exchange, Inc.	113,850
939	JPMorgan Chase & Co.	230,336
267	Mastercard, Inc., Class A	146,348
14,270	Mizuho Financial Group, Inc., ADR	78,628
570	Progressive Corp. (The)	161,316
269	Visa, Inc., Class A	94,274
1,448	Wells Fargo & Co.	103,952
4,655	XP, Inc., Class A	64,006
		1,597,340
Health Care — 3.6%
554	AbbVie, Inc.	116,073
228	Alnylam Pharmaceuticals, Inc.(a)	61,565
920	Cardinal Health, Inc.	126,748
447	Cencora, Inc.	124,306
139	Chemed Corp.	85,529
1,158	CVS Health Corp.	78,455
354	Danaher Corp.	72,570
169	Eli Lilly & Co.	139,579
838	Gilead Sciences, Inc.	93,898
125	McKesson Corp.	84,124

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 3

Portfolio of Investments (continued)March 31, 2025

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 28.5% (continued)
Health Care — 3.6% (continued)
4,852	Organon & Co.	72,246
3,543	Pfizer, Inc.	89,780
412	Tenet Healthcare Corp.(a)	55,414
292	Universal Health Services, Inc., Class B	54,867
167	Vertex Pharmaceuticals, Inc.(a)	80,965
		1,336,119
Industrials — 2.0%
1,153	3M Co.	169,330
1,633	ABB, Ltd., ADR	85,145
760	CH Robinson Worldwide, Inc.	77,824
732	General Electric Co.	146,510
448	Honeywell International, Inc.	94,864
1,358	Johnson Controls International PLC	108,789
942	Uber Technologies, Inc.(a)	68,634
		751,096
Information Technology — 6.9%
1,232	Amdocs, Ltd.	112,728
1,012	Apple, Inc.	224,796
1,322	Arista Networks, Inc.(a)	102,429
409	Autodesk, Inc.(a)	107,076
3,106	Cisco Systems, Inc.	191,671
1,513	Dell Technologies, Inc., Class C	137,910
2,186	Dynatrace, Inc.(a)	103,070
211	KLA Corp.	143,438
7,456	Materialise NV, ADR(a)	36,684
2,146	Micron Technology, Inc.	186,466
806	Microsoft Corp.	302,564
170	Monolithic Power Systems, Inc.	98,597
1,765	NVIDIA Corp.	191,290
990	NXP Semiconductors NV	188,159
552	Palo Alto Networks, Inc.(a)	94,193
1,306	QUALCOMM, Inc.	200,614
420	Seagate Technology Holdings PLC	35,679
736	Silicon Motion Technology Corp., ADR	37,212
11,040	Tuya, Inc., ADR	33,451
		2,528,027

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 4

Portfolio of Investments (continued)March 31, 2025

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 28.5% (continued)
Materials — 1.4%
881	Cabot Corp.	73,246
290	Carpenter Technology Corp.	52,542
2,857	Cia de Minas Buenaventura SAA, ADR	44,655
2,345	Freeport-McMoRan, Inc.	88,782
1,379	Mosaic Co. (The)	37,247
10,616	Vale SA, ADR	105,948
1,275	Wheaton Precious Metals Corp.	98,978
		501,398
Utilities — 0.9%
1,052	NextEra Energy, Inc.	74,577
731	NRG Energy, Inc.	69,781
1,673	Sempra	119,385
343	Talen Energy Corp.(a)	68,487
		332,230
Total Common Stocks (Cost $10,607,103)		10,529,753

Exchange-Traded Funds — 69.6%
7,800	abrdn Physical Precious Metals Basket Shares ETF(a)	1,009,866
82,106	AGF U.S. Market Neutral Anti-Beta Fund	1,711,089
26,729	BondBloxx JPMorgan USD Emerging Markets 1-10 Year Bond ETF	1,126,809
44,189	Fidelity Emerging Markets Multifactor ETF	1,129,029
32,952	First Trust Managed Futures Strategy Fund	1,519,746
50,981	Franklin Systematic Style Premia ETF	1,251,584
42,817	Invesco S&P International Developed Momentum ETF	1,890,799
20,134	iShares 1-3 Year International Treasury Bond ETF	1,417,031
27,246	iShares Core MSCI International Developed Markets ETF	1,876,977
30,172	iShares Currency Hedged MSCI Emerging Markets ETF	847,230
85,077	iShares iBonds Dec 2027 Term Treasury ETF	1,907,426
3,076	JPMorgan Realty Income ETF	148,263
54,809	NYLI Merger Arbitrage ETF(a)	1,879,949
42,270	RPAR Risk Parity ETF	832,296
21,932	SPDR Bloomberg International Corporate Bond ETF	646,775

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 5

Portfolio of Investments (continued)March 31, 2025

Anydrus Advantage ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 69.6% (continued)
29,140	VanEck IG Floating Rate ETF	744,527
18,126	VanEck International High Yield Bond ETF	379,921
19,146	Vanguard FTSE All-World ex-US ETF	1,161,396
37,820	Vanguard Intermediate-Term Treasury ETF	2,246,507
33,974	Vanguard Long-Term Treasury ETF	1,957,242
Total Exchange-Traded Funds (Cost $25,190,378)		25,684,462

Total Investments — 98.1% (Cost $35,797,481)		36,214,215
Other Assets in Excess of Liabilities — 1.9%		690,683
Net Assets — 100.0%		36,904,898

(a) Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

NYLI — New York Life Investments

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 6

Statement of Assets and LiabilitiesMarch 31, 2025

Anydrus Advantage ETF
Assets:
Investments, at value (Cost $35,797,481)	$36,214,215
Cash	713,718
Dividends and interest receivable	10,403
Receivable for investments sold	407,174
Prepaid expenses and other assets	1,301
Total Assets	37,346,811
Liabilities:
Payable for investments purchased	367,699
Accrued expenses:
Advisory	19,723
Administration	6,441
Custodian	599
Filing fees	5,859
Fund accounting	16,638
Legal and audit	17,970
Trustee	1,600
Printing	3,459
Other	1,925
Total Liabilities	441,913
Commitments and contingent liabilities^
Net Assets	$36,904,898
Net Assets consist of:
Paid-in Capital	$37,770,685
Total Distributable Earnings (Loss)	(865,787)
Net Assets	$36,904,898

Net Assets:	$36,904,898
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,500,000
Net Asset Value (offering and redemption price per share):	$24.60

^ See Note 3 in Notes to the Financial Statements.

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 7

Statement of OperationsFor the period ended March 31, 2025

Anydrus Advantage ETF(a)
Investment Income:
Dividend income	$1,018,311
Total Investment Income	1,018,311
Expenses:
Advisory	410,933
Administration	65,749
Compliance services	7,500
Custodian	5,074
Offering cost	10,031
Fund accounting	63,524
Legal and audit	27,973
Printing	12,560
Treasurer	1,698
Trustee	5,592
Other	26,903
Total Expenses before fee reductions	637,537
Expenses contractually waived and/or reimbursed by the Advisor	(27,521)
Total Net Expenses	610,016
Net Investment Income (Loss)	408,295
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(1,163,477)
Net realized gains (losses) from in-kind transactions	124,798
Change in unrealized appreciation (depreciation) on investments	416,734
Net Realized and Unrealized Gains (Losses) from Investments:	(621,945)
Change in Net Assets Resulting From Operations	$(213,650)

(a) For the period from the commencement of operations on May 13, 2024, through March 31, 2025.

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 8

Statements of Changes in Net Assets

Anydrus Advantage ETF	For the period May 13, 2024(a) through March 31, 2025
From Investment Activities:
Operations:
Net investment income (loss)	$408,295
Net realized gains (losses) from investment and in-kind transactions	(1,038,679)
Change in unrealized appreciation (depreciation) on investments	416,734
Change in net assets resulting from operations	(213,650)
Distributions to Shareholders From:
Earnings	(539,504)
Change in net assets from distributions	(539,504)
Capital Transactions:
Proceeds from shares issued	42,016,875
Cost of shares redeemed	(4,358,823)
Change in net assets from capital transactions	37,658,052
Change in net assets	36,904,898
Net Assets:
Beginning of period	—
End of period	$36,904,898
Share Transactions:
Issued	1,675,000
Redeemed	(175,000)
Change in shares	1,500,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 9

Financial Highlights

Anydrus Advantage ETF	May 13, 2024(a) through March 31, 2025
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.27
Net Realized and Unrealized Gains (Losses) on Investments	(0.33)
Total from Investment Activities	(0.06)

Distributions from Net Investment Income	(0.34)
Total Distributions	(0.34)
Net Asset Value, End of Period	$24.60
Net Assets at End of Period (000’s)	$36,905

Total Return at NAV(c)(d)	(0.25)%
Ratio of Net Expenses to Average Net Assets(e)(f)	1.85%
Ratio of Gross Expenses to Average Net Assets(e)(f)(g)	1.93%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(h)	1.24%
Portfolio Turnover(d)(i)	243%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Excludes expenses of the investment companies in which the Fund invests.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

Annual Financial Statements and Other Information | 10

Notes to Financial StatementsMarch 31, 2025

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Anydrus Advantage ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on May 13, 2024.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the investment adviser is deemed to be the Chief Operating Decision Maker.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the

Annual Financial Statements and Other Information | 11

Notes to Financial Statements (continued)March 31, 2025

Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Paralel Distributors LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to the circumstances that indicate that a transaction is not orderly.

Annual Financial Statements and Other Information | 12

Notes to Financial Statements (continued)March 31, 2025

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund did not hold any Level 2 or Level 3 investments as of March 31, 2025.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of March 31, 2025, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Anydrus Advantage ETF
Common Stocks(a)	$10,529,753	$10,529,753
Exchange-Traded Funds	25,684,462	25,684,462
Total Investments	$36,214,215	$36,214,215

(a) Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if

Annual Financial Statements and Other Information | 13

Notes to Financial Statements (continued)March 31, 2025

any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

The Fund may own shares of ETFs that may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the Fund.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

Annual Financial Statements and Other Information | 14

Notes to Financial Statements (continued)March 31, 2025

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Collaborative Fund Advisors, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 1.25% of its average daily net assets, calculated daily and paid monthly.

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, through July 31, 2026 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) portfolio transaction and other investment-related costs (including brokerage fees and commissions), (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses), (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor)) would not exceed 1.85%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment.

As of March 31, 2025, the Advisor may recoup amounts from the Fund as follows:

	Waived/Reimbursed FY 2025 Expires 03/31/2028	Total
Anydrus Advantage ETF	$27,521	$27,521

At March 31, 2025, there is no commitment or contingent liability expected.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Fund and provides the Fund with various administrative services. For these services, the Fund pays CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

Annual Financial Statements and Other Information | 15

Notes to Financial Statements (continued)March 31, 2025

C. Distribution and Shareholder Services Fees

Paralel Distributors LLC (“The Distributor”) is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the Fund’s net assets at month-end and is paid by the Fund on a quarterly basis as previously approved by the Board. During the period ended March 31, 2025, the Fund paid a total of $1,698 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for its services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2025, were as follows:

	Purchases	Sales
Anydrus Advantage ETF	$91,418,117	$91,960,244

Purchases and sales of in-kind transactions for the period ended March 31, 2025, were as follows:

	Purchases	Sales
Anydrus Advantage ETF	$41,692,030	$4,313,541

There were no purchases or sales of U.S. government securities during the period ended March 31, 2025.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.

Annual Financial Statements and Other Information | 16

Notes to Financial Statements (continued)March 31, 2025

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Anydrus Advantage ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities. As of March 31, 2025, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the period ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended March 31, 2025, the Fund did not incur any interest or penalties.

As of March 31, 2025, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Anydrus Advantage ETF	$36,000,917	$463,683	$(250,385)	$213,298

Annual Financial Statements and Other Information | 17

Notes to Financial Statements (continued)March 31, 2025

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity and passive foreign investment companies mark to market.

The tax character of distributions paid during the fiscal period March 31, 2025, was as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
Anydrus Advantage ETF
2025	$539,504	$—	$539,504	$539,504

As of March 31, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Anydrus Advantage ETF	$92,394	$—	$92,394	$(1,171,479)	$213,298	$(865,787)

As of March 31, 2025, the Fund has net capital loss carryforwards not subject to expiration as summarized in the table below.

Short Term Amount
Anydrus Advantage ETF	$1,171,479

Permanent Tax Differences:

As of March 31, 2025, the following reclassifications were made on the Statement of Assets and Liabilities, relating primarily to the tax treatment of realized gains and losses attributable to redemptions in kind:

	Total Distributable Earnings (Loss)	Paid-in Capital
Anydrus Advantage ETF	$(112,633)	$112,633

(7) Investment Risks

ETF Risk

The NAV of a fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading

Annual Financial Statements and Other Information | 18

Notes to Financial Statements (continued)March 31, 2025

market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Additional investment risks are outlined in the Fund’s prospectus.

(8) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2025.

Annual Financial Statements and Other Information | 19

Report of Independent Registered Public Accounting Firm

To the Shareholders of Anydrus Advantage ETF and
Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Anydrus Advantage ETF (the “Fund”), a series of Collaborative Investment Series Trust, as of March 31, 2025, the related statements of operations and changes in net assets and the financial highlights for the period from May 13, 2024 (commencement of operations) through March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations, changes in net assets, and the financial highlights for the period from May 13, 2024 (commencement of operations) through March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 23, 2025

Annual Financial Statements and Other Information | 20

Approval of the Sub-Advisory AgreementMarch 31, 2025 (Unaudited)

Approval of the Sub-Advisory Agreement with Collaborative Fund Advisors, LLC and Reitreful, LLC (Anydrus Advantage ETF)

In connection with the special meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on November 28, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement between Collaborative Fund Advisors, LLC (“CFA”) and Retireful, LLC (“Retireful”), with respect to the Anydrus Advantage ETF (“Anydrus” or the “Fund”). In considering the approval of the sub-advisory agreement, the Board received materials specifically relating to the sub-advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the sub- advisory agreement between CFA and Retireful. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the sub-advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the sub-advisory agreement.

Nature, Extent and Quality of Services. The Board noted that Retireful served as the adviser for four series in the Trust, and it managed over $271.6 million in assets under management as of June 30, 2023. The Board reviewed the responsibilities and experience of the key personnel at Retireful who would service the Fund, noting its familiarity with the personnel. The Board acknowledged that Retireful would serve as the trading sub-adviser for the Fund. The Board reviewed Retireful’s practices for monitoring compliance with the Fund’s investment limitations, including its use of reports. The Board observed that Retireful did not report any material compliance issues, regulatory examinations or material litigation in the last 36 months. The Board concluded that it could expect Retireful to provide satisfactory services to the Fund and its shareholders.

Performance. The Board noted that there was no prior performance of the Fund for the Board to evaluate.

Fees and Expenses. The Board observed that Retireful’s sub-advisory fee was 0.15%. The Board noted that Retireful did not provide similar services to any other accounts for comparison. The Board concluded that the sub-advisory fee was not unreasonable.

Annual Financial Statements and Other Information | 21

Approval of the Sub-Advisory Agreement (continued)March 31, 2025 (Unaudited)

Profitability. The Board reviewed a profitability analysis provided by Retireful and noted that Retireful expected to make no profit regarding its relationship with the Fund. The Board determined that excessive profitability was therefore not an issue for Retireful at this time.

Economies of Scale. The Board considered whether Retireful had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an advisor-level issue and should be considered with respect to the overall management agreement taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested such information from Retireful as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and with the advice of independent counsel, the Board determined that approval of the sub-advisory agreement between CFA and Retireful was in the best interests of the Fund and its future shareholders.

Annual Financial Statements and Other Information | 22

Additional InformationMarch 31, 2025 (Unaudited)

OTHER FEDERAL INCOME TAX INFORMATION

During the period ended March 31, 2025, the following percentage of the total ordinary income distributions paid by the Fund qualifies for the distributions received deduction available to corporate shareholders:

Distributions Received Deduction
Anydrus Advantage ETF	24.82%

For the period ended March 31, 2025, distributions paid by the Fund may be subject to a maximum tax rate of 20%, as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 20%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.

During the period ended March 31, 2025, the percentage of Qualified Dividend Income is as follows:

Qualified Dividend Income
Anydrus Advantage ETF	43.18%

PREMIUM/DISCOUNT INFORMATION

The Fund’s website at http://www.anydrusfunds.com shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

Information regarding how the Fund voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, (i) by calling 1-877-694-3532; (ii) on the Fund’s website at https://anydrusfunds.com/; and (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

(b) The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics is attached hereto.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Collaborative Investment Series Trust

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	June 5, 2025

By (Signature and Title)	/s/ Bill McCormick
Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date	June 5, 2025